                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03779

                  Name of Fund: BBH TRUST
                BBH Money Market Fund
                BBH U.S. Treasury Money Fund
                BBH Tax Free Short/Intermediate Fixed Income Fund
                BBH Tax Exempt Money Fund

                  (Exact name of Registrant as specified in charter)

               40 Water Street Boston MA., 02109-3661
                            (Address of principal executive offices)
(Name and address of agent for service)
       Charles Schreiber, Principal Financial Officer,
BBH Trust, 40 Water Street,
        Boston, MA,  02109.
         Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: MARCH 31, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH MONEY MARKET FUND -

The Fund's underlying assets are invested with the Master Fund

(BBH US Money Market Portfolio 1940 Act File Number 811-08842)

 BBH U.S. TREASURY MONEY FUND

 PORTFOLIO OF INVESTMENTS

 March 31, 2007 (unaudited)

Principal

Amount
Value

U.S. TREASURY BILLS (a) (86.6%)

 $
50,640,000
due 4/05/07, 5.024%

$
50,612,034

8,005,000
due 4/12/07, 5.127%

7,992,508

12,360,000
due 4/19/07, 4.999%

12,329,204

3,900,000
due 6/21/07, 4.974%

3,856,912

Total U.S. Treasury Bills
74,790,658

U.S. TREASURY NOTE (11.5%)

10,000,000.00
due 12/31/07, 4.375%
9,955,178

 TOTAL INVESTMENTS, AT AMORTIZED COST
98.1
%
$
84,745,836

 OTHER ASSETS IN EXCESS OF LIABILITIES
1.9
1,612,327

 NET ASSETS
100.0
%
$
86,358,163

 (a)
Rates shown are yields to maturity at time of purchase.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.

These portfolio holdings are not intended to be and do not constitute recommendations that others buy,

sell, or hold any of the securities listed.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.

You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.

Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.

Date of first use: 5/07.

 BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

 PORTFOLIO OF INVESTMENTS

 March 31, 2007 (unaudited)

 TOTAL INVESTMENTS, AT AMORTIZED COST
0.0
%
$
0

 OTHER ASSETS IN EXCESS OF LIABILITIES
0.0
0

 NET ASSETS
0.0
%
$
0

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.

These portfolio holdings are not intended to be and do not constitute recommendations that others buy,

sell, or hold any of the securities listed.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.

You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.

Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.

Date of first use: 5/07.

 BBH TAX EXEMPT MONEY FUND

 PORTFOLIO OF INVESTMENTS

 March 31, 2007 (unaudited)

Principal
Maturity
Interest

Amount
Date
Rate
Value

MUNICIPAL BONDS (79.6%)

CERTIFICATE OF PARTICIPATION (0.6%)

 $
2,100,000
Denver, Colorado, City & County1
04/04/07
3.680
%
$
2,100,000

EDUCATION (9.6%)

1,017,000
Chicago Board of Education1
04/02/07
3.800

1,017,000

1,700,000
Connecticut State Health & Educational Facilities Authority1
04/02/07
3.700

1,700,000

3,000,000
Connecticut State Health & Educational Facilities Authority1
04/02/07
3.700

3,000,000

4,900,000
Connecticut State Health & Educational Facilities Authority1
04/02/07
3.700

4,900,000

3,000,000
Massachusetts State Health & Educational Facilities Authority1
04/02/07
3.730

3,000,000

1,790,000
Massachusetts State Health & Educational Facilities Authority1
04/02/07
3.770

1,790,000

3,350,000
Mesquite, Texas School District
08/15/08
4.700

3,364,356

2,000,000
Missouri State Health & Educational Facilities Authority1
04/02/07
3.750

2,000,000

2,800,000
New Hampshire Health & Education Facilities Authority1
04/04/07
3.610

2,800,000

500,000
Ohio State University1
04/05/07
3.400

500,000

3,000,000
Ohio State University1
04/05/07
3.400

3,000,000

1,000,000
Ohio State University1
04/05/07
3.480

1,000,000

2,500,000
University of Missouri1
04/02/07
3.770

2,500,000

1,800,000
University of Pittsburgh1
04/04/07
3.630

1,800,000

1,000,000
University of Texas
07/01/07
5.000

1,003,592

Total Education
33,374,948

GENERAL OBLIGATIONS (24.9%)

1,925,000
Alaska State
07/15/07
5.000

1,932,645

2,625,000
Commonwealth of Massachusetts1
04/05/07
3.630

2,625,000

2,500,000
Delaware State
04/01/07
5.250

2,500,000

1,000,000
Delaware State
07/01/07
5.250

1,004,312

5,000,000
Denver, Colorado, City & County
08/01/07
5.625

5,032,940

2,385,000
District of Columbia1
04/04/07
3.660

2,385,000

3,165,000
Fairfax County, Virginia
04/01/07
5.000

3,165,000

3,000,000
Fairfax County, Virginia
06/01/07
5.000

3,007,058

1,730,000
Fairfax County, Virginia
10/01/07
5.000

1,742,682

3,770,000
Georgia State
05/01/07
5.000

3,774,476

1,545,000
Harris County, Texas
10/01/07
4.000

1,548,604

5,000,000
Hawaii State
04/01/07
5.000

5,000,000

2,000,000
Illinois State
07/01/07
5.000

2,006,709

1,430,000
Jefferson County, Alabama1
04/02/07
3.750

1,430,000

1,275,000
Mecklenburg County, North Carolina
04/01/07
5.000

1,275,000

1,000,000
Metropolitan Council Minneapolis-St Paul Metropolitan Area
03/01/08
5.000

1,012,353

2,000,000
Minneapolis, Minnesota1
04/05/07
3.500

2,000,000

620,000
Minneapolis, Minnesota1
04/05/07
3.500

620,000

9,200,000
Minneapolis, Minnesota1
04/05/07
3.500

9,200,000

1,350,000
Minnesota State
08/01/07
5.000

1,356,653

1,000,000
New York, New York1
04/02/07
3.660

1,000,000

1,300,000
New York, New York1
04/02/07
3.660

1,300,000

1,600,000
New York, New York1
04/02/07
3.750

1,600,000

600,000
New York, New York1
04/02/07
3.750

600,000

1,700,000
North Carolina State
05/01/07
4.000

1,700,648

2,500,000
North Carolina State
05/01/07
5.000

2,502,983

1,830,000
South Carolina State
07/01/07
4.000

1,831,679

8,700,000
Texas State
08/31/07
4.500

8,732,908

1,000,000
Utah State
07/01/07
5.500

1,004,844

950,000
Vermont State
03/01/08
5.000

961,846

2,355,000
Washington Suburban Sanitation District
06/01/07
5.000

2,360,358

10,000,000
Washington Suburban Sanitation District
06/01/07
5.000

10,024,644

Total General Obligations
86,238,342

 BBH TAX EXEMPT MONEY FUND

 PORTFOLIO OF INVESTMENTS (continued)

 March 31, 2007 (unaudited)

Principal
Maturity
Interest

Amount
Date
Rate
Value

MUNICIPAL BONDS (continued)

HEALTH CARE (5.8%)

 $
2,000,000
New York State Dormitory Authority Revenue1
04/05/07
3.590
%

$
2,000,000

8,000,000
New York State Dormitory Authority Revenue1
04/05/07
3.600

8,000,000

2,580,000
Oklahoma State Industries Authority, Hospital Revenue1
04/02/07
3.770

2,580,000

2,500,000
Ross County, Ohio1
04/02/07
3.800

2,500,000

4,900,000
Royal Oak, Michigan, Hospital Finance Authority1
04/02/07
3.800

4,900,000

Total Health Care
19,980,000

INDUSTRIAL (9.5%)

1,000,000
California Pollution Control Financing Authority1
04/02/07
3.650

1,000,000

1,100,000
California Statewide Communities Development Authority, Pollution Control Revenue1
04/02/07
3.650

1,100,000

600,000
Delaware County, Pennsylvania, Industrial Development Authority1
04/04/07
3.650

600,000

1,000,000
East Baton Rouge, Parish Louisiana, Pollution Control Revenue1
04/02/07
3.760

1,000,000

1,000,000
Gulf Coast Waste Disposal Authority, Texas1
04/02/07
3.760

1,000,000

2,300,000
Harris County, Texas, Pollution Control Revenue1
04/02/07
3.760

2,300,000

2,400,000
Harris County, Texas, Pollution Control Revenue1
04/02/07
3.800

2,400,000

1,000,000
Hurley, New Mexico, Pollution Control Revenue1
04/02/07
3.800

1,000,000

2,800,000
Illinois Finance Authority1
04/02/07
3.770

2,800,000

5,000,000
Jackson County, Mississippi, Port Facility Revenue1
04/02/07
3.800

5,000,000

1,300,000
Kemmerer, Wyoming, Pollution Control Revenue1
04/02/07
3.760

1,300,000

500,000
Lincoln County, Wyoming, Pollution Control Revenue1
04/02/07
3.750

500,000

600,000
Lincoln County, Wyoming, Pollution Control Revenue1
04/02/07
3.760

600,000

1,590,000
Lincoln County, Wyoming, Pollution Control Revenue1
04/02/07
3.760

1,590,000

800,000
Midlothian, Texas, Pollution Control Revenue1
04/04/07
3.690

800,000

2,000,000
MT Vernon Industries Pollution Control & Solid Waste Disposal Revenue1
04/02/07
3.770

2,000,000

1,800,000
Sweetwater County, Wyoming, Pollution Control Revenue1
04/02/07
3.800

1,800,000

1,300,000
Valdez, Alaska, Marine Terminal Revenue1
04/02/07
3.670

1,300,000

2,200,000
Valdez, Alaska, Marine Terminal Revenue1
04/02/07
3.750

2,200,000

2,500,000
Valdez, Alaska, Marine Terminal Revenue1
04/02/07
3.800

2,500,000

Total Industrial
32,790,000

MISCELLANEOUS (7.1%)

3,125,000
Alaska State Housing Finance Corp. Revenue1
04/05/07
3.710

3,125,000

1,365,000
Clayton County, Georgia, Housing Authority1
04/04/07
3.700

1,365,000

1,300,000
Colorado Housing & Finance Authority1
04/04/07
3.660

1,300,000

200,000
New York, New York, City Transitional Finance Authority1
04/02/07
3.750

200,000

2,000,000
New York, New York, City Transitional Finance Authority1
04/02/07
3.750

2,000,000

300,000
New York, New York, City Transitional Finance Authority1
04/02/07
3.750

300,000

1,000,000
New York, New York, City Transitional Finance Authority1
04/04/07
3.600

1,000,000

1,200,000
New York, New York, City Transitional Finance Authority1
04/04/07
3.600

1,200,000

2,170,000
New York, New York, City Transitional Finance Authority1
04/04/07
3.600

2,170,000

900,000
New York State Local Government Assistance Corp.1
04/04/07
3.600

900,000

3,500,000
New York State Local Government Assistance Corp.1
04/04/07
3.630

3,500,000

3,405,000
Oklahoma State Capital Improvement Authority1
04/02/07
3.800

3,405,000

3,300,000
Oklahoma State Capital Improvement Authority1
04/02/07
3.800

3,300,000

800,000
Will County, Illinois, Exempt Facilities Revenue1
04/02/07
3.850

800,000

Total Miscellaneous
24,565,000

 BBH TAX EXEMPT MONEY FUND

 PORTFOLIO OF INVESTMENTS (continued)

 March 31, 2007 (unaudited)

Principal
Maturity
Interest

Amount
Date
Rate
Value

MUNICIPAL BONDS (continued)

TRANSPORTATION (9.1%)

 $
5,000,000
Alabama State Federal Highway Finance Authority
03/01/08
5.000
%
$
5,062,766

1,100,000
Los Angeles, California, Department of Airports Revenue1
04/02/07
3.780

1,100,000

3,000,000
Metropolitan Transportation Authority, New York1
04/02/07
3.790

3,000,000

4,300,000
Metropolitan Transportation Authority, New York1
04/02/07
3.820

4,300,000

3,200,000
Metropolitan Transportation Authority, New York1
04/04/07
3.640

3,200,000

4,955,000
Nevada State Highway Improvement Revenue
12/01/07
5.000

5,000,500

1,965,000
Pennsylvania Turnpike Commission1
04/02/07
3.760

1,965,000

7,000,000
Pennsylvania Turnpike Commission1
04/05/07
3.640

7,000,000

1,000,000
Port of Port Arthur Navigation District1
04/02/07
3.800

1,000,000

Total Transportation
31,628,266

UTILITIES (5.1%)

6,350,000
Long Island Power Authority New York, Electric System1
04/02/07
3.760

6,350,000

3,600,000
Municipal Electric Authority of Georgia1
04/04/07
3.560

3,600,000

2,000,000
New York State Energy Research & Development Authority1
04/04/07
3.610

2,000,000

900,000
Piedmont Municipal Power Agency Electric Revenue1
04/04/07
3.660

900,000

2,405,000
Pittsburgh, Water & Sewer Authority
09/01/07
4.000

2,409,077

1,095,000
Tacoma, Washington, Electric System Revenue
01/01/08
4.000

1,098,042

1,300,000
Washington State Public Power Supply System1
04/04/07
3.660

1,300,000

Total Utilities
17,657,119

WATER/SEWER (7.9%)

1,300,000
Boston, Massachusetts, Water & Sewer Commission1
04/05/07
3.600

1,300,000

1,800,000
California State Department of Water Resources1
04/04/07
3.640

1,800,000

1,100,000
Denver City & County Board of Water Commission
09/01/07
5.000

1,106,274

3,500,000
Durham, North Carolina, Water & Sewer Revenue1
04/04/07
3.660

3,500,000

400,000
Irvine Ranch, California, Water District1
04/02/07
3.570

400,000

900,000
Massachusetts State Water Resources Authority1
04/04/07
3.650

900,000

1,550,000
Massachusetts State Water Resources Authority1
04/04/07
3.650

1,550,000

3,300,000
Metropolitan Water District of Southern California1
04/02/07
3.700

3,300,000

4,100,000
New York, New York, City Municipal Water Finance Authority1
04/02/07
3.760

4,100,000

3,300,000
New York, New York, City Municipal Water Finance Authority1
04/02/07
3.800

3,300,000

3,940,000
New York State Environmental Facilities Corp.
04/15/07
5.000

3,941,876

1,000,000
New York State Environmental Facilities Corp.
06/15/07
4.000

1,001,014

1,000,000
Ohio State Solid Waste Revenue1
04/02/07
3.840

1,000,000

Total Water/Sewer
27,199,164

Total Municipal Bonds
275,532,839

COMMERCIAL PAPER (18.4%)

5,000,000
Austin, Texas Independent School District
04/09/07
3.610

5,000,000

1,500,000
Board of Government University of North Carolina
04/05/07
3.600

1,500,000

1,800,000
Board of Regent Texas
05/16/07
3.640

1,800,000

12,000,000
City and County of Honolulu, Hawaii
04/05/07
3.550

12,000,000

7,500,000
County of Montgomery, Maryland
04/04/07
3.580

7,500,000

3,000,000
County of Montgomery, Maryland
04/04/07
3.590

3,000,000

1,100,000
Maryland Health & Higher Education
05/18/07
3.580

1,100,000

3,000,000
Massachusetts State Health & Educational Facilities Authority
04/04/07
3.580

3,000,000

2,000,000
Massachusetts State Health & Educational Facilities Authority
04/11/07
3.520

2,000,000

3,300,000
Massachusetts Water Resources Authority
05/17/07
3.600

3,300,000

5,000,000
Omaha Public Power
04/03/07
3.600

5,000,000

6,000,000
Palm Beach County School District
05/03/07
3.600

6,000,000

2,500,000
Texas Public Finance
05/16/07
3.640

2,500,000

3,000,000
Texas A&M University
05/16/07
3.640

3,000,000

7,000,000
Texas A&M University
05/17/07
3.600

7,000,000

Total Commercial Paper
63,700,000

 BBH TAX EXEMPT MONEY FUND

 PORTFOLIO OF INVESTMENTS (continued)

 March 31, 2007 (unaudited)

Value

 TOTAL INVESTMENTS, AT AMORITIZED COST
98.0
%
$
339,232,839

 OTHER ASSETS IN EXCESS OF LIABILITIES
2.0
6,901,339

 NET ASSETS
100.0
%
$
346,134,178

 1
Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the March 31, 2007 coupon or interest rate.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.

These portfolio holdings are not intended to be and do not constitute recommendations that others buy,

sell, or hold any of the securities listed.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.

You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.

Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.

Date of first use: 5/07.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's
     disclosure controls and procedures as conducted
     within 90 days of the filing date of this Form N-Q,
     the Registrant's principal financial officer and
     principal executive officer have concluded that
     those disclosure controls and procedures provide
     reasonable assurance that the material information
     required to be disclosed by the Registrant on this
    report is recorded, processed, summarized and
    reported within the time periods specified in
    the Securities and Exchange Commission's rules
    and forms.

(b) There were no significant changes in the
    Registrant's internal controls or in other
    factors that could significantly affect
    these controls subsequent to the date of
    their evaluation.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
    under the Act are attached as exhibit 3(b).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant) BBH TRUST
             -----------------------------

By (Signature and Title)*  \s\ John A. Nielsen
                           ---------------------------
                           John A. Nielsen President
                           (Principal Executive Officer)

Date:  May 24, 2007

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below
by the following persons on behalf of the
Registrant and in the capacities and on the
dates indicated.

By (Signature and Title)* \s\ Charles Schreiber
                          -------------------------
                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)

Date: May 24, 2007

* Print name and title of each signing
officer under his or her signature.